COMMON STOCK AND DIVIDENDS (Details)	12 Months Ended
	Dec. 31, 2017 Vote $ / shares shares	Dec. 31, 2016 Vote $ / shares shares	Dec. 31, 2015 Vote $ / shares shares
Common stock structure and shares [Abstract]
Amount of common stock, subscribed, issued, paid in, and authorized for public offer (in shares)	794,495,283	794,495,283	794,495,283
Number of shares represents for each share on New York Stock Exchange (in shares)	5
Class "A" [Member]
Common stock structure and shares [Abstract]
Amount of common stock, subscribed, issued, paid in, and authorized for public offer (in shares)		405,192,594	405,192,594
Face amount of common shares (in dollars per share) | $ / shares	$ 1	$ 1	$ 1
Number of votes for common stock | Vote	1	1	1
Class "B" [Member]
Common stock structure and shares [Abstract]
Amount of common stock, subscribed, issued, paid in, and authorized for public offer (in shares)		389,302,689	389,302,689
Face amount of common shares (in dollars per share) | $ / shares	$ 1	$ 1	$ 1
Number of votes for common stock | Vote	1	1	1